Transamerica International Stock Average Annual Total Returns - Retail Class [Member]		12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.89%	9.47%	8.56%	8.72%
Performance Inception Date	Sep. 28, 2018
A
Prospectus [Line Items]
Average Annual Return, Percent		27.13%	11.69%	8.27%
Performance Inception Date	Sep. 28, 2018
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.33%	10.55%	7.48%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.53%	9.06%	6.45%
I
Prospectus [Line Items]
Average Annual Return, Percent		34.97%	13.27%	9.41%
Performance Inception Date	Sep. 28, 2018
I2
Prospectus [Line Items]
Average Annual Return, Percent		34.99%	13.35%	9.45%
Performance Inception Date	Sep. 28, 2018
R6
Prospectus [Line Items]
Average Annual Return, Percent		35.11%	13.33%	9.45%
Performance Inception Date	Sep. 28, 2018